Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 23,713	$ 21,985
Accrued revenues	3,084	3,241
Tax credits receivable	2,624	2,423
Other receivables	1,130	36
Trade and other receivables	$ 30,551	$ 27,685